Income Taxes - Current and Deferred Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Current income tax expense	$ 361	$ 633	$ 1,001
Deferred income tax benefit	(103)	(211)	(338)
Income taxes	$ 258	$ 422	$ 663